CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                               CHICAGO, IL 60603


                                  May 7, 2015


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


                 Re: Elkhorn Unit Trust, Series 4 (the "Fund")
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Ladies and Gentlemen:

     Enclosed please find a copy of the Registration Statement on Form S-6 for the registration under the Securities Act of 1933, as amended (the "Securities Act") of units representing the ownership of interests in the subject Fund. This Registration Statement is filed on May 7, 2015, on behalf of Elkhorn Securities, LLC (the "Sponsor").

     The Fund is expected to be comprised of the following unit investment trust: Elkhorn Lunt Global Strong Dollar Portfolio of ETFs. The Fund will invest in a portfolio of shares of exchange-traded funds ("ETFs"). We ask that the Securities and Exchange Commission (the "Commission") review the Fund as a result of the staff of the Commission's request that the first series of a strategy be reviewed.

     We are advised that the Sponsor proposes to deposit securities and to activate the subject Fund as soon as practicable after the effective date of the Registration Statement. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement filed under the Securities Act be made effective.

     Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934, as amended.

     No notification of registration or Registration Statement under the Investment Company Act of 1940, as amended (the "1940 Act") is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-22925) are intended to apply not only to that series of the Fund, but to all "subsequent series" as well.

     In the event that you may have any questions with regard hereto or if there is any way which we can be of assistance, please do not hesitate to telephone Morrison C. Warren at (312) 845-3484.

                                                               Very truly yours,

                                                      /s/ Chapman and Cutler LLP
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                                                          CHAPMAN AND CUTLER LLP